Net Loss Per Common Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended				12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Numerator - basic and diluted:
Net income(loss)		$ (27,060)	$ (10,259)	$ (118,075)	[1]	$ (23,411)	[1]	$ (33,077)	$ (24,266)
Less: Net (income) loss attributable to MSP Recovery, LLC pre Business Combination		0		28,639
Less: Net (income) loss attributable to the noncontrolling interest post Business Combination		26,597		87,685
Net loss attributable to controlling members		$ (463)	$ (10,275)	$ (1,751)		$ (23,427)		$ (33,093)	$ (24,248)
Denominator - basic and diluted:
Weighed-average shares of common stock outstanding - diluted	[2]	69,036,899		53,138,474
Common Class A [Member]
Denominator - basic and diluted:
Weighed-average shares of common stock outstanding - diluted		69,036,899		53,138,474
Weighed-average shares of common stock outstanding - basic	[2]	69,036,899		53,138,474
Earnings per share of common stock - diluted	[2]	$ (0.01)		$ (0.03)
Earnings per share of common stock - basic	[2]	$ (0.01)		$ (0.03)

[1]	Balances include related party transactions. See Note 13, Related Party, for further details.
[2]	Earnings per share information has not been presented for periods prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these unaudited condensed consolidated financial statements. Refer to Note 15, Net Loss Per Common Share for further information.